Rule 497(j)
                                                              File No. 33-43616

                              FRONTIER FUNDS, INC.
                           101 West Wisconsin Avenue
                           Pewaukee, Wisconsin 53072

                                 June 11, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Frontier Funds, Inc.
     File Numbers 033-43616 and 811-06449
     Post-Effective Amendment No. 12

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Frontier Funds, Inc. ("Fund") hereby certifies that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 12 to the registration statement of the Fund on Form N-1A, as filed electronically with the Commission on June 5, 2002 (Accession Number 0000898531-02-000210).

Please direct any questions or comments with respect to this certification to the undersigned at (262) 691-1196.

Very truly yours,

FRONTIER FUNDS, INC.

/s/ James R. Fay

James R. Fay, President